Employee Benefit Plans - Additional Information (Detail)	12 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2010 TSYS Retirement Savings Plan	Dec. 31, 2009 Money Purchase Pan	Dec. 31, 2009 Stock Repurchase Plan	Dec. 31, 2011 Stock Repurchase Plan	Dec. 31, 2010 Maximum TSYS Retirement Savings Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer contribution, percentage of eligible compensation		100.00%
Employee contribution, percentage of eligible compensation						4.00%
Percentage of employer discretionary contributions						4.00%
Percentage of employer contribution			7.00%	50.00%	15.00%
Employee's contribution, pretax compensation with a discretionary company contribution	7.00%